COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES

15.	COMMITMENTS AND CONTINGENCIES
As of December 31, 2014, management believes there are no material contingencies that would affect the Company’s results of operations, cash flows or financial position.

Certain Obligations, Liabilities and Litigation

The Company may be subject to various obligations, liabilities and litigation assumed in connection with or arising out of its acquisitions or otherwise arising in connection with its on-going business. Some of these liabilities may be indemnified by third parties. However, if these liabilities are greater than expected or were not known to the Company at the time of acquisition, if the Company is not entitled to indemnification, or if the responsible third party fails to indemnify the Company for these liabilities, such obligations, liabilities and litigation could have a material adverse effect on the Company. In addition, in connection with the sale or leasing of properties, the Company may incur various obligations and liabilities, including indemnification obligations, relating to the operations of those properties, which could have a material adverse effect on the Company’s financial position, cash flows and results of operations.

Certain Tax-Related Covenants

If New Senior is treated as a successor to Newcastle under applicable U.S. federal income tax rules, and if Newcastle fails to qualify as a REIT, New Senior could be prohibited from electing to be a REIT. Accordingly, Newcastle has (i) represented that it has no knowledge of any fact or circumstance that would cause New Senior to fail to qualify as a REIT, (ii) covenanted to use commercially reasonable efforts to cooperate with New Senior as necessary to enable New Senior to qualify for taxation as a REIT and receive customary legal opinions concerning REIT status, including providing information and representations to New Senior and its tax counsel with respect to the composition of Newcastle’s income and assets, the composition of its stockholders and its operation as a REIT, and (iii) covenanted to use its reasonable best efforts to maintain its REIT status for each of Newcastle’s taxable years ending on or before December 31, 2015 (unless Newcastle obtains an opinion from a nationally recognized tax counsel or a private letter ruling from the Internal Revenue Service (“IRS”) to the effect that Newcastle’s failure to maintain its REIT status will not cause New Senior to fail to qualify as a REIT under the successor REIT rule referred to above).

Proceedings Indemnified and Defended by Third Parties

From time to time, the Company is party to certain legal actions, regulatory investigations and claims for which third parties are contractually obligated to indemnify, defend and hold the Company harmless. While the Company is presently not being defended by any tenant and other obligated third parties in these types of matters, there is no assurance that its tenants, their affiliates or other obligated third parties will continue to defend the Company in these matters, or that such parties will have sufficient assets, income and access to financing to enable them to satisfy their defense and indemnification obligations to the Company.

Environmental Costs

As a commercial real estate owner, the Company is subject to potential environmental costs. As of December 31, 2014, management of the Company is not aware of any environmental concerns that would have a material adverse effect on the Company’s financial position or results of operations.

Capital Improvement, Repair and Lease Commitments

The Company is committed to making $6,500 available for capital improvements to the triple net lease properties under the LCS Portfolio and also agreed to make available an additional $9,000 at certain intervals over the 15 year lease period to be used for further capital improvements. Upon funding the capital improvements, the Company will be entitled to a rent increase. No capital improvements and repairs have been funded as of December 31, 2014. The Company has two ground leases with initial terms of 74 and 82 years. Both ground leases require equal annual rent payments that amount to an aggregate $368 over the life of the leases.